DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Derivative Financial Instruments by Nature of Underlying Asset or Liability
The following table summarizes the notional values of derivative financial instruments utilized by First Financial by the nature of the underlying asset or liability:

	December 31,
(Dollars in thousands)	2012	2011
Fair Value Hedges
Instruments associated with loans	$935,493	$775,328
Cash flow hedges
Instruments associated with deposits	35,000	0
Total notional value	$970,493	$775,328

Summary of Derivative Financial Instruments and Balances
The following table summarizes the derivative financial instruments utilized by First Financial and their balances:

		December 31, 2012			December 31, 2011
			Estimated fair value			Estimated fair value
(Dollars in thousands)	Balance Sheet Location	Notional amount	Gain	Loss	Notional amount	Gain	Loss
Fair Value Hedges
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	$12,739	$0	$(1,445)	$17,456	$0	$(2,263)
Matched interest rate swaps with borrower	Accrued interest and other assets	461,377	24,135	0	378,936	24,566	0
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	461,377	0	(24,978)	378,936	0	(25,860)
Cash flow hedges
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	35,000	0	(229)	0	0	0
Total		$970,493	$24,135	$(26,652)	$775,328	$24,566	$(28,123)

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2012:

				Weighted-Average Rate
(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value	Receive	Pay
Asset conversion swaps
Pay fixed interest rate swaps with counterparty	$12,739	3.5	$(1,445)	2.29%	6.82%
Receive fixed, matched interest rate swaps with borrower	461,377	4.5	24,135	5.07%	3.73%
Pay fixed, matched interest rate swaps with counterparty	461,377	4.5	(24,978)	3.73%	5.07%
	935,493	4.4	(2,288)	4.37%	4.43%

Liability conversion swaps
Pay fixed interest rate swaps with counterparty	35,000	6.5	(229)	3.25%	4.02%
Total liability conversion swaps	35,000	6.5	(229)	3.25%	4.02%
Total swap portfolio	$970,493	4.5	$(2,517)	4.33%	4.41%

Location and Amounts Recognized for Fair Value Hedges
The following table details the location and amounts recognized for fair value hedges:

		Decrease to Interest Income
(Dollars in thousands)		Years Ended
Derivatives in fair value hedging relationships	Location of change in fair value	December 31,
		2012	2011	2010
Interest rate contracts
Loans	Interest income - loans	$(706)	$(891)	$(1,004)
Total		$(706)	$(891)	$(1,004)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table details the location and amounts recognized for cash flow hedges:

	Amount of gain/(loss) recognized in OCI on derivatives (effective portion)				Amount of gain/(loss) reclassified from accumulated OCI into earnings (effective portion)
(Dollars in thousands)	Years ended December 31,				Years ended December 31,
Derivatives in cash flow hedging relationships	2012	2011	2010	Classification of change in fair value	2012	2011	2010
Interest rate contracts				Interest Income
Interest-bearing deposits	$(143)	$0	$0	Interest-bearing deposits	$(135)	$0	$0
Other long-term debt	0	0	0	Other long-term debt	0	0	(493)
Total	$(143)	$0	$0		$(135)	$0	$(493)